Segmental information - Category analysis (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of products and services [line items]
Sales	£ 19,153	£ 17,697	£ 19,294
Spirits
Disclosure of products and services [line items]
Sales	15,634	14,158	15,283
Beer
Disclosure of products and services [line items]
Sales	2,562	2,687	3,041
Beer | Flavoured malt beverages classified previously as Ready to Drink
Disclosure of products and services [line items]
Sales	2,188	2,342	2,758
Ready to Drink
Disclosure of products and services [line items]
Sales	741	621	662
Ready to Drink | Flavoured malt beverages classified previously as Ready to Drink
Disclosure of products and services [line items]
Sales	1,115	966	945
Other
Disclosure of products and services [line items]
Sales	£ 216	£ 231	£ 308